Basis of Presentation and Principles of Consolidation - Summary of Revisions to Consolidated Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net cash provided by operating activities	$ (22,382)	$ 32,701	$ 4,532	$ 58,252	$ 44,845	$ 81,914	$ 64,848	$ 69,414
Cash flows from investing activities:
Capital expenditures	(3,588)	(9,982)	(13,205)	(11,360)	(15,540)	(20,408)	(22,440)	(11,927)
Net cash used in investing activities	(3,588)	(9,956)	(13,031)	(11,335)	(15,470)	(20,376)	(22,343)	(11,888)
Scenario, Previously Reported [Member]
Cash flows from operating activities:
Net cash provided by operating activities	(22,494)	32,428			44,367
Cash flows from investing activities:
Capital expenditures	(3,476)	(9,709)			(15,062)
Net cash used in investing activities	(3,476)	(9,683)			(14,992)
Scenario, Adjustment [Member]
Cash flows from operating activities:
Net cash provided by operating activities	112	273			478
Cash flows from investing activities:
Capital expenditures	(112)	(273)			(478)
Net cash used in investing activities	$ (112)	$ (273)			$ (478)